ULTIMUS MANAGERS TRUST
225 Pictoria Drive, Suite 450
Cincinnati, Ohio 45246

FILED VIA EDGAR

February 9, 2017

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

RE:	Ultimus Managers Trust (the “Trust”)
File Nos. 333-180308 and 811-22680

Ladies and Gentlemen:

Pursuant to Rule 497(e) under the Securities Act of 1933, as amended (the “1933 Act”), the Trust hereby submits the attached exhibit using the eXtensible Business Reporting Language (“XBRL”). The interactive data file included as an exhibit to this filing relates to a supplement to the Prospectus, Summary Prospectus, and Statement of Additional Information of the Navian Waycross Long/Short Fund, a series of the Trust, as filed with the Securities and Exchange Commission pursuant to Rule 497(e) under the 1933 Act on February 6, 2016. The Prospectus, Summary Prospectus, and Statement of Additional Information are incorporated by reference into this Rule 497 filing.

Please contact me at 513.587.3454 with any questions. Thank you.

Sincerely,

/s/ Bo James Howell
Bo James Howell
Secretary